Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 4,581,551	¥ 4,263,762	¥ 4,027,478
Revenue that was included in contract liability balance at beginning of period	5,634	5,526	49,319
Revenue from performance obligations satisfied or partially satisfied in previous periods	97,560	80,794	79,251
Cencora Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	577,017	579,065	575,294
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 592,323	578,767	540,356
Cardinal Health Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers		¥ 436,951	¥ 424,527